Reserves for Losses and Adjustment Expenses Short-duration Insurance Contracts, Claims by Accident Year (Details)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Claims Development [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 3,629,600,000	$ 3,151,600,000
Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,845,700,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,574,900,000
All outstanding liabilities for 2014 and subsequent years, net of reinsurance	270,800,000
All outstanding liabilities before 2014, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	270,800,000	259,000,000.0
Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,349,900,000
Cumulative paid claims and allocated claim adjustment expense, Net	713,400,000
All outstanding liabilities for 2014 and subsequent years, net of reinsurance	636,500,000
All outstanding liabilities before 2014, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	636,500,000	457,300,000
Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,577,100,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,382,600,000
All outstanding liabilities for 2014 and subsequent years, net of reinsurance	194,500,000
All outstanding liabilities before 2014, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	194,500,000	163,700,000
Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,051,400,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,213,800,000
All outstanding liabilities for 2014 and subsequent years, net of reinsurance	837,600,000
All outstanding liabilities before 2014, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	837,600,000	671,900,000
Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,882,400,000
Cumulative paid claims and allocated claim adjustment expense, Net	2,320,100,000
All outstanding liabilities for 2014 and subsequent years, net of reinsurance	562,300,000
All outstanding liabilities before 2014, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	562,300,000	677,900,000
Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,550,100,000
Cumulative paid claims and allocated claim adjustment expense, Net	816,500,000
All outstanding liabilities for 2014 and subsequent years, net of reinsurance	733,600,000
All outstanding liabilities before 2014, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	733,600,000	571,600,000
Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,314,000,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,919,700,000
All outstanding liabilities for 2014 and subsequent years, net of reinsurance	394,300,000
All outstanding liabilities before 2014, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	394,300,000	350,200,000
Accident Year 2014 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	132,800,000	132,800,000	$ 125,800,000	$ 131,200,000	$ 131,800,000	$ 133,300,000	$ 134,100,000	$ 133,500,000	$ 156,300,000	$ 164,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	10,037
Cumulative paid claims and allocated claim adjustment expense, Net	$ 132,800,000	132,800,000	130,900,000	129,800,000	128,500,000	127,100,000	123,100,000	113,500,000	86,000,000.0	40,200,000
Accident Year 2014 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	107,000,000.0	107,000,000.0	141,400,000	135,100,000	138,100,000	134,200,000	127,100,000	137,100,000	125,300,000	142,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	3,962
Cumulative paid claims and allocated claim adjustment expense, Net	$ 107,000,000.0	107,000,000.0	106,800,000	108,200,000	95,600,000	71,900,000	58,800,000	32,200,000	13,100,000	2,600,000
Accident Year 2014 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	271,300,000	271,300,000	312,400,000	301,000,000.0	311,700,000	304,800,000	309,200,000	297,400,000	312,300,000	308,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,056
Cumulative paid claims and allocated claim adjustment expense, Net	$ 271,300,000	271,300,000	269,000,000.0	262,000,000.0	249,800,000	231,600,000	208,900,000	188,300,000	116,300,000	53,300,000
Accident Year 2014 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	98,800,000	98,800,000	121,700,000	120,300,000	119,200,000	130,200,000	119,000,000.0	128,600,000	130,100,000	134,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	794
Cumulative paid claims and allocated claim adjustment expense, Net	$ 98,800,000	98,800,000	99,300,000	91,700,000	84,900,000	79,200,000	71,800,000	53,200,000	30,500,000	2,900,000
Accident Year 2014 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	137,100,000	137,100,000	139,700,000	141,100,000	141,100,000	145,800,000	145,700,000	157,200,000	172,800,000	185,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	901
Cumulative paid claims and allocated claim adjustment expense, Net	$ 137,100,000	137,100,000	137,400,000	137,500,000	135,900,000	137,300,000	133,800,000	124,500,000	98,700,000	36,800,000
Accident Year 2014 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	131,000,000.0	131,000,000.0	189,800,000	199,900,000	204,000,000.0	201,000,000.0	207,500,000	214,200,000	205,800,000	203,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,866
Cumulative paid claims and allocated claim adjustment expense, Net	$ 131,000,000.0	131,000,000.0	131,000,000.0	124,400,000	106,800,000	86,000,000.0	59,900,000	37,600,000	13,700,000	2,500,000
Accident Year 2014 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	104,000,000.0	104,000,000.0	116,400,000	119,300,000	123,500,000	124,900,000	122,100,000	130,900,000	139,000,000.0	150,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	618
Cumulative paid claims and allocated claim adjustment expense, Net	$ 104,000,000.0	104,000,000.0	104,100,000	103,600,000	101,900,000	99,000,000.0	88,700,000	80,600,000	55,900,000	$ 16,400,000
Accident Year 2015 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	193,400,000	193,400,000	181,900,000	197,500,000	200,500,000	200,000,000.0	197,700,000	203,000,000.0	237,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	11,624
Cumulative paid claims and allocated claim adjustment expense, Net	$ 193,400,000	193,400,000	193,400,000	192,400,000	193,800,000	177,500,000	168,400,000	141,000,000.0	56,900,000
Accident Year 2015 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	180,500,000	180,500,000	257,900,000	232,300,000	234,000,000.0	201,300,000	183,900,000	221,300,000	201,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,811
Cumulative paid claims and allocated claim adjustment expense, Net	$ 180,500,000	180,500,000	180,500,000	166,200,000	137,200,000	91,800,000	56,000,000.0	16,800,000	3,100,000
Accident Year 2015 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	267,300,000	267,300,000	318,300,000	311,100,000	308,300,000	284,800,000	280,100,000	297,600,000	295,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,067
Cumulative paid claims and allocated claim adjustment expense, Net	$ 267,300,000	267,300,000	268,400,000	256,500,000	220,900,000	193,000,000.0	173,300,000	122,700,000	44,700,000
Accident Year 2015 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	145,900,000	145,900,000	196,700,000	184,600,000	189,800,000	188,700,000	184,600,000	174,800,000	173,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,083
Cumulative paid claims and allocated claim adjustment expense, Net	$ 145,900,000	145,900,000	150,900,000	138,400,000	109,500,000	89,100,000	69,900,000	43,300,000	13,700,000
Accident Year 2015 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	155,300,000	155,300,000	176,800,000	170,400,000	170,300,000	154,800,000	175,300,000	185,100,000	211,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,051
Cumulative paid claims and allocated claim adjustment expense, Net	$ 155,300,000	155,300,000	158,600,000	157,100,000	154,800,000	137,800,000	125,400,000	94,200,000	35,800,000
Accident Year 2015 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	116,500,000	116,500,000	195,200,000	205,200,000	209,000,000.0	211,400,000	208,900,000	199,200,000	192,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,067
Cumulative paid claims and allocated claim adjustment expense, Net	$ 116,500,000	116,500,000	116,500,000	108,000,000.0	89,000,000.0	65,200,000	38,100,000	17,800,000	3,400,000
Accident Year 2015 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	132,100,000	132,100,000	151,100,000	151,400,000	155,900,000	157,300,000	162,700,000	168,000,000.0	164,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	774
Cumulative paid claims and allocated claim adjustment expense, Net	$ 132,100,000	132,100,000	132,600,000	132,900,000	129,900,000	120,900,000	103,300,000	55,800,000	$ 17,500,000
Accident Year 2016 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	233,400,000	233,400,000	234,200,000	245,300,000	244,000,000.0	242,600,000	247,700,000	236,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	10,844
Cumulative paid claims and allocated claim adjustment expense, Net	$ 233,400,000	233,400,000	234,900,000	231,100,000	221,900,000	200,200,000	167,800,000	66,500,000
Accident Year 2016 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	124,300,000	124,300,000	243,500,000	198,900,000	187,800,000	181,300,000	186,000,000.0	215,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,815
Cumulative paid claims and allocated claim adjustment expense, Net	$ 124,300,000	124,300,000	123,300,000	108,400,000	81,500,000	39,600,000	22,500,000	4,100,000
Accident Year 2016 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	197,900,000	197,900,000	220,300,000	218,500,000	228,700,000	228,300,000	229,500,000	259,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,422
Cumulative paid claims and allocated claim adjustment expense, Net	$ 197,900,000	197,900,000	193,300,000	190,400,000	163,800,000	142,100,000	82,300,000	30,900,000
Accident Year 2016 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	134,300,000	134,300,000	186,100,000	184,600,000	201,200,000	215,400,000	210,900,000	190,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,241
Cumulative paid claims and allocated claim adjustment expense, Net	$ 134,300,000	134,300,000	130,100,000	125,500,000	129,600,000	101,500,000	71,000,000.0	15,000,000.0
Accident Year 2016 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	228,600,000	228,600,000	230,700,000	239,200,000	243,800,000	265,000,000.0	266,300,000	266,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,303
Cumulative paid claims and allocated claim adjustment expense, Net	$ 228,600,000	228,600,000	231,700,000	226,100,000	213,200,000	202,400,000	161,700,000	56,300,000
Accident Year 2016 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	137,100,000	137,100,000	251,200,000	260,300,000	252,900,000	243,000,000.0	243,500,000	231,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,231
Cumulative paid claims and allocated claim adjustment expense, Net	$ 137,100,000	137,100,000	137,100,000	125,600,000	95,600,000	63,600,000	33,300,000	9,100,000
Accident Year 2016 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	188,200,000	188,200,000	211,600,000	224,000,000.0	228,900,000	236,100,000	238,300,000	237,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	937
Cumulative paid claims and allocated claim adjustment expense, Net	$ 188,200,000	188,200,000	194,300,000	192,900,000	182,700,000	164,700,000	150,300,000	$ 58,400,000
Accident Year 2017 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	261,600,000	261,600,000	273,000,000.0	251,300,000	250,000,000.0	256,800,000	293,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	9,805
Cumulative paid claims and allocated claim adjustment expense, Net	$ 261,600,000	261,600,000	234,800,000	240,900,000	220,000,000.0	187,300,000	96,000,000.0
Accident Year 2017 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	61,400,000	61,400,000	215,900,000	194,700,000	176,700,000	172,900,000	179,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,470
Cumulative paid claims and allocated claim adjustment expense, Net	$ 61,400,000	61,400,000	89,400,000	95,800,000	52,200,000	22,700,000	3,500,000
Accident Year 2017 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	141,400,000	141,400,000	225,600,000	214,200,000	206,700,000	200,200,000	209,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	6,078
Cumulative paid claims and allocated claim adjustment expense, Net	$ 141,400,000	141,400,000	149,800,000	168,200,000	140,100,000	97,400,000	40,100,000
Accident Year 2017 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	136,000,000.0	136,000,000.0	209,100,000	187,100,000	186,500,000	181,600,000	205,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,751
Cumulative paid claims and allocated claim adjustment expense, Net	$ 136,000,000.0	136,000,000.0	134,800,000	116,800,000	83,200,000	51,200,000	27,100,000
Accident Year 2017 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	431,800,000	431,800,000	573,600,000	501,800,000	513,100,000	531,400,000	552,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,958
Cumulative paid claims and allocated claim adjustment expense, Net	$ 431,800,000	431,800,000	411,700,000	438,400,000	414,500,000	356,100,000	123,200,000
Accident Year 2017 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	110,800,000	110,800,000	261,600,000	250,400,000	251,000,000.0	240,400,000	242,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,284
Cumulative paid claims and allocated claim adjustment expense, Net	$ 110,800,000	110,800,000	110,700,000	97,000,000.0	58,800,000	30,400,000	8,800,000
Accident Year 2017 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	305,900,000	305,900,000	356,400,000	363,000,000.0	374,100,000	390,400,000	377,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,336
Cumulative paid claims and allocated claim adjustment expense, Net	$ 305,900,000	305,900,000	306,400,000	305,200,000	270,000,000.0	238,200,000	$ 94,500,000
Accident Year 2018 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	180,200,000	180,200,000	196,300,000	186,800,000	203,000,000.0	200,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	8,395
Cumulative paid claims and allocated claim adjustment expense, Net	$ 180,200,000	180,200,000	174,100,000	180,400,000	158,100,000	61,400,000
Accident Year 2018 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	43,700,000	43,700,000	164,700,000	134,900,000	124,500,000	121,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,455
Cumulative paid claims and allocated claim adjustment expense, Net	$ 43,700,000	43,700,000	58,100,000	42,700,000	27,700,000	3,100,000
Accident Year 2018 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	151,000,000.0	151,000,000.0	234,800,000	208,300,000	207,400,000	170,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,183
Cumulative paid claims and allocated claim adjustment expense, Net	$ 151,000,000.0	151,000,000.0	151,000,000.0	133,000,000.0	104,700,000	26,700,000
Accident Year 2018 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	111,200,000	111,200,000	161,900,000	153,200,000	171,600,000	155,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,636
Cumulative paid claims and allocated claim adjustment expense, Net	$ 111,200,000	111,200,000	111,200,000	99,000,000.0	73,400,000	19,100,000
Accident Year 2018 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	282,100,000	282,100,000	534,700,000	344,100,000	351,900,000	318,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,777
Cumulative paid claims and allocated claim adjustment expense, Net	$ 282,100,000	282,100,000	279,500,000	286,200,000	282,200,000	122,400,000
Accident Year 2018 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	92,700,000	92,700,000	254,300,000	264,100,000	256,500,000	227,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,149
Cumulative paid claims and allocated claim adjustment expense, Net	$ 92,700,000	92,700,000	92,700,000	73,300,000	33,400,000	7,100,000
Accident Year 2018 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	324,300,000	324,300,000	416,200,000	391,700,000	393,300,000	393,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,418
Cumulative paid claims and allocated claim adjustment expense, Net	$ 324,300,000	324,300,000	324,700,000	313,000,000.0	279,600,000	$ 27,100,000
Accident Year 2019 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	109,000,000.0	109,000,000.0	102,800,000	129,200,000	125,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	6,944
Cumulative paid claims and allocated claim adjustment expense, Net	$ 109,000,000.0	109,000,000.0	98,400,000	90,500,000	48,700,000
Accident Year 2019 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	48,600,000	48,600,000	153,500,000	146,500,000	124,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,156
Cumulative paid claims and allocated claim adjustment expense, Net	$ 48,600,000	48,600,000	64,100,000	17,600,000	6,300,000
Accident Year 2019 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	102,400,000	102,400,000	123,500,000	153,000,000.0	145,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	3,691
Cumulative paid claims and allocated claim adjustment expense, Net	$ 102,400,000	102,400,000	89,600,000	72,500,000	33,500,000
Accident Year 2019 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	132,700,000	132,700,000	238,900,000	261,100,000	248,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	23,826
Cumulative paid claims and allocated claim adjustment expense, Net	$ 132,700,000	132,700,000	121,100,000	86,600,000	27,100,000
Accident Year 2019 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	162,700,000	162,700,000	332,400,000	241,500,000	228,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,401
Cumulative paid claims and allocated claim adjustment expense, Net	$ 162,700,000	162,700,000	167,500,000	140,800,000	28,100,000
Accident Year 2019 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	52,900,000	52,900,000	244,300,000	254,000,000.0	233,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,790
Cumulative paid claims and allocated claim adjustment expense, Net	$ 52,900,000	52,900,000	52,500,000	36,400,000	9,200,000
Accident Year 2019 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	401,100,000	401,100,000	398,700,000	495,900,000	472,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,543
Cumulative paid claims and allocated claim adjustment expense, Net	$ 401,100,000	401,100,000	399,200,000	381,000,000.0	$ 273,200,000
Accident Year 2020 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	213,500,000	208,000,000.0	198,300,000	203,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 25,900,000
Number of Reported Claims | Integer	7,689
Cumulative paid claims and allocated claim adjustment expense, Net	$ 169,600,000	151,800,000	124,100,000	61,000,000.0
Accident Year 2020 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	146,600,000	140,400,000	141,600,000	132,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 50,200,000
Number of Reported Claims | Integer	3,753
Cumulative paid claims and allocated claim adjustment expense, Net	$ 61,600,000	36,300,000	9,300,000	0
Accident Year 2020 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	126,600,000	125,700,000	111,200,000	110,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 9,600,000
Number of Reported Claims | Integer	3,847
Cumulative paid claims and allocated claim adjustment expense, Net	$ 101,200,000	88,700,000	66,500,000	28,500,000
Accident Year 2020 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	352,300,000	338,200,000	347,900,000	348,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 87,400,000
Number of Reported Claims | Integer	106,054
Cumulative paid claims and allocated claim adjustment expense, Net	$ 226,200,000	174,700,000	121,200,000	47,600,000
Accident Year 2020 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	362,600,000	350,700,000	403,700,000	317,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ (5,500,000)
Number of Reported Claims | Integer	1,418
Cumulative paid claims and allocated claim adjustment expense, Net	$ 312,300,000	237,300,000	165,700,000	41,900,000
Accident Year 2020 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	181,200,000	198,800,000	234,700,000	253,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 62,000,000.0
Number of Reported Claims | Integer	1,389
Cumulative paid claims and allocated claim adjustment expense, Net	$ 71,900,000	44,300,000	27,800,000	9,100,000
Accident Year 2020 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	379,500,000	375,400,000	601,300,000	414,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 36,700,000
Number of Reported Claims | Integer	1,494
Cumulative paid claims and allocated claim adjustment expense, Net	$ 311,600,000	290,900,000	270,100,000	$ 213,000,000.0
Accident Year 2021 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	195,500,000	202,000,000.0	207,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 16,100,000
Number of Reported Claims | Integer	6,810
Cumulative paid claims and allocated claim adjustment expense, Net	$ 151,200,000	119,700,000	58,700,000
Accident Year 2021 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	197,800,000	188,600,000	173,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 99,400,000
Number of Reported Claims | Integer	3,343
Cumulative paid claims and allocated claim adjustment expense, Net	$ 53,800,000	23,500,000	3,100,000
Accident Year 2021 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	95,700,000	96,200,000	93,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 10,100,000
Number of Reported Claims | Integer	4,787
Cumulative paid claims and allocated claim adjustment expense, Net	$ 64,700,000	52,300,000	23,500,000
Accident Year 2021 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	296,200,000	304,800,000	286,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 128,400,000
Number of Reported Claims | Integer	34,929
Cumulative paid claims and allocated claim adjustment expense, Net	$ 131,700,000	90,400,000	43,200,000
Accident Year 2021 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	498,900,000	479,300,000	652,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 30,700,000
Number of Reported Claims | Integer	1,498
Cumulative paid claims and allocated claim adjustment expense, Net	$ 364,300,000	235,700,000	75,000,000.0
Accident Year 2021 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	205,700,000	216,300,000	206,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 93,300,000
Number of Reported Claims | Integer	1,325
Cumulative paid claims and allocated claim adjustment expense, Net	$ 64,000,000.0	37,300,000	7,800,000
Accident Year 2021 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	142,100,000	152,500,000	157,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 41,100,000
Number of Reported Claims | Integer	1,356
Cumulative paid claims and allocated claim adjustment expense, Net	$ 76,100,000	53,400,000	$ 28,300,000
Accident Year 2022 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	174,200,000	167,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 22,300,000
Number of Reported Claims	5,702
Cumulative paid claims and allocated claim adjustment expense, Net	$ 113,700,000	41,100,000
Accident Year 2022 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	215,100,000	204,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 148,300,000
Number of Reported Claims	3,050
Cumulative paid claims and allocated claim adjustment expense, Net	$ 5,600,000	8,900,000
Accident Year 2022 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	106,100,000	108,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 31,200,000
Number of Reported Claims	5,428
Cumulative paid claims and allocated claim adjustment expense, Net	$ 57,600,000	24,900,000
Accident Year 2022 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	302,400,000	317,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 184,600,000
Number of Reported Claims	3,422
Cumulative paid claims and allocated claim adjustment expense, Net	$ 75,500,000	17,800,000
Accident Year 2022 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	392,500,000	393,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 48,900,000
Number of Reported Claims | Integer	1,404
Cumulative paid claims and allocated claim adjustment expense, Net	$ 200,800,000	65,200,000
Accident Year 2022 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	250,600,000	249,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 178,300,000
Number of Reported Claims | Integer	1,256
Cumulative paid claims and allocated claim adjustment expense, Net	$ 31,100,000	9,400,000
Accident Year 2022 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	194,300,000	194,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 108,900,000
Number of Reported Claims | Integer	1,319
Cumulative paid claims and allocated claim adjustment expense, Net	$ 53,800,000	$ 26,000,000.0
Accident Year 2023 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	152,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 81,700,000
Number of Reported Claims	3,297
Cumulative paid claims and allocated claim adjustment expense, Net	$ 30,000,000.0
Accident Year 2023 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	224,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 173,000,000.0
Number of Reported Claims	2,465
Cumulative paid claims and allocated claim adjustment expense, Net	$ 26,900,000
Accident Year 2023 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	117,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 72,600,000
Number of Reported Claims	2,703
Cumulative paid claims and allocated claim adjustment expense, Net	$ 27,800,000
Accident Year 2023 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	341,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 277,000,000.0
Number of Reported Claims	3,137
Cumulative paid claims and allocated claim adjustment expense, Net	$ 21,500,000
Accident Year 2023 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	230,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 117,700,000
Number of Reported Claims | Integer	753
Cumulative paid claims and allocated claim adjustment expense, Net	$ 45,100,000
Accident Year 2023 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	271,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 244,900,000
Number of Reported Claims | Integer	779
Cumulative paid claims and allocated claim adjustment expense, Net	$ 8,500,000
Accident Year 2023 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	142,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 100,400,000
Number of Reported Claims | Integer	952
Cumulative paid claims and allocated claim adjustment expense, Net	$ 22,600,000